Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options
Beginning Balance	2,816,000	3,895,000	4,961,000
Granted	0	0	15,000
Exercised	(647,000)	(454,000)	(418,000)
Cancelled or expired	(32,000)	(625,000)	(663,000)
Ending Balance	2,137,000	2,816,000	3,895,000
Exercisable at end of period	2,126,000	2,790,000	3,853,000
Weighted Average Exercise Price
Beginning Balance	$ 13.52	$ 12.90	$ 12.21
Granted	$ 0.00	$ 0.00	$ 4.14
Exercised	$ 12.29	$ 8.51	$ 3.12
Cancelled or expired	$ 13.89	$ 13.28	$ 13.70
Ending Balance	$ 13.87	$ 13.52	$ 12.90
Exercisable at end of period	$ 13.92	$ 13.60	$ 12.99
Weighted Average Fair Value
Beginning Balance	$ 5.72	$ 5.62	$ 5.42
Granted	$ 0.00	$ 0.00	$ 2.23
Exercised	$ 5.31	$ 4.83	$ 2.30
Cancelled or expired	$ 5.86	$ 5.77	$ 5.84
Ending Balance	$ 5.84	$ 5.72	$ 5.62
Exercisable at end of period	$ 5.87	$ 5.76	$ 5.66